Hartford Schroders Core Fixed Income Fund Expense Example - Hartford Schroders Core Fixed Income Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	842
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,505
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,160
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	804
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	742
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	660
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	$ 671